GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to purchased intangible assets	$ 86.1	$ 87.5	$ 86.7